Segments - Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Assets	$ 127,243	$ 132,001	$ 155,971
Deferred tax assets	6,256	7,370
Plant, other property and equipment	5,308	5,668	6,108
Operating right-of-use assets	2,878	3,222	3,566
Pension assets	8,236	9,850
Business Segments
Assets
Assets	98,667	98,980	105,336
Internal transactions
Assets
Assets	(1,062)	(1,608)	(4,686)
Other
Assets
Assets	100	1,109	1,376
Unallocated amounts
Assets
Cash and marketable securities	8,138	6,222	12,463
Notes and accounts receivable	281	1,622	1,655
Deferred tax assets	6,078	7,158	8,175
Plant, other property and equipment	1,760	2,196	2,449
Operating right-of-use assets	1,586	1,945	2,368
Pension assets	8,236	9,848	7,557
Other	$ 3,459	$ 4,530	3,514
Discontinued Operations			$ 15,764